Other Assets	12 Months Ended
Dec. 31, 2022
Other Noncurrent Assets [Abstract]
Other Assets

23. OTHER ASSETS

As at December 31,	2022	2021
Intangible Assets (1)	19	78
Private Equity Investments (Note 37)	55	53
Other Equity Investments	—	77
Net Investment in Finance Leases	62	60
Long-Term Receivables and Prepaids	120	77
Precious Metals	86	85
Other	—	1
	342	431
(1)    For the twelve months ended December 31, 2022, $49 million of previously capitalized intangible asset costs were written off as DD&A in the Oil Sands segment as the carrying value was not considered to be recoverable.
In December 2021, all of the outstanding share purchase warrants received in the sale of the Company's Marten Hills assets to Headwater were exercised for a total cost of $30 million. At December 31, 2021, the fair value of the Headwater investment was $77 million, included in other equity investments above. The investment was carried at FVTPL.
On June 8, 2022, the Company sold its investment in Headwater for proceeds of $110 million.